Award Timing Disclosure	12 Months Ended
Oct. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Annual awards of equity to executive officers are approved at the Compensation Committee’s regular meeting after the close of the fiscal year, in order that full fiscal year performance may be considered, and the awards are granted at least two business days after the Company’s full year earnings have been released, to better align grant date value with the Shareholders’ experience. The Committee also grants equity awards at other dates to newly hired or promoted executives, and such awards are issued at the Committee's discretion in connection with the event giving rise to such award. Options must be granted at an exercise price that is at least equal to 100% of the fair market value of the Company’s common stock on the date of grant. Fair market value on a given day is defined as the closing market price on that day.

Award Timing Method [Text Block]	The Committee also grants equity awards at other dates to newly hired or promoted executives, and such awards are issued at the Committee's discretion in connection with the event giving rise to such award. Options must be granted at an exercise price that is at least equal to 100% of the fair market value of the Company’s common stock on the date of grant.
Award Timing Predetermined [Flag]	true